COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
The Group leases office space through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2019. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2017 are as follows:

Year ended December 31,

2018	$196
2019	25

$221